FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$758	$—	$—	$—	$—	$—	$758
Other accounts payable	5,257	—	—	—	—	—	5,257
Liability in respect of research and development grants	1,119	1,575	2,250	2,685	2,850	529	11,008
Lease liability	234	131	100	53	—	—	518

	$7,368	$1,706	$2,350	$2,738	$2,850	$529	$17,541

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,116	$—	$—	$—	$—	$—	$1,116
Other accounts payable	4,228	—	—	—	—	—	4,228
Liability in respect of research and development grants	1,217	1,715	2,177	2,645	3,079	721	11,554
Lease liability	265	172	71	26	—	—	534

	$6,826	$1,887	$2,248	$2,671	$3,079	$721	$17,432

Schedule of maturity profile of financial liabilities based on contractual discounted payments

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$758	$—	$—	$—	$—	$—	$758
Other accounts payable	5,259	—	—	—	—	—	5,259
Liability in respect of research and development grants	1,008	1,176	1,441	1,478	1,353	629	7,085
Lease liability	232	121	79	39	—	—	471

	$7,257	$1,297	$1,520	$1,517	$1,353	$629	$13,573

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,116	$—	$—	$—	$—	$—	$1,116
Other accounts payable	4,257	—	—	—	—	—	4,257
Liability in respect of research and development grants	1,057	1,267	1,392	1,442	1,319	596	7,073
Lease liability	234	161	61	32	—	—	488

	$6,664	$1,428	$1,453	$1,474	$1,319	$596	$12,934

Schedule of sensitivity tests relating to changes in foreign currency

	December 31,
	2023	2022
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$29	$8
Decrease of 5% in exchange rate	$(29)	$(8)